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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 to June 30, 2010

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2010

Classes ADV, I, S and Service 2 ("S2")

ING Variable Products Trust

Domestic Equity Growth Portfolios

■ ING MidCap Opportunities Portfolio

■ ING SmallCap Opportunities Portfolio

International Equity Portfolio

■ ING International Value Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	12

Summary Portfolios of Investments	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Pay now and/or later

Dear Shareholder,

It's summer, and it's hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won't matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
July 10, 2010

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan's export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product ("GDP") growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at "only" 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks' reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers' index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece's maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund ("IMF"). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another "Lehman" event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING MidCap Opportunities Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$988.60	1.21%	$5.97	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	993.00	0.71	3.51	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	991.20	0.96	4.74	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	989.70	1.11	5.48	1,000.00	1,019.29	1.11	5.56
ING SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,003.80	1.41%	$7.01	$1,000.00	$1,017.80	1.41%	$7.05
Class I	1,000.00	1,006.20	0.91	4.53	1,000.00	1,020.28	0.91	4.56
Class S	1,000.00	1,005.10	1.16	5.77	1,000.00	1,019.04	1.16	5.81
Class S2	1,000.00	1,003.80	1.31	6.51	1,000.00	1,018.30	1.31	6.56
ING International Value Portfolio
Class ADV	$1,000.00	$854.30	1.50%	$6.90	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	857.40	1.00	4.61	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	860.40	1.20	5.54	1,000.00	1,018.84	1.20	6.01
Class S2	1,000.00	855.90	1.40	6.44	1,000.00	1,017.85	1.40	7.00

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

Effective May 2, 2010, the contractual obligations for the following Portfolio have changed. If these changes had been in place during the entire six-month period, actual and hypothetical ending account balances annualized expense ratios and expenses paid would have been as follows:

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING MidCap Opportunities Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$988.60	1.35%	$6.66	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	993.00	0.85	4.20	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	991.20	1.10	5.43	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	989.70	1.25	6.17	1,000.00	1,018.60	1.25	6.26

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio	ING International Value Portfolio
ASSETS:
Investments in securities at value+*	$579,889,975	$138,466,179	$304,609,117
Short-term investments**	8,364,141	11,952,520	11,573,654
Short-term investments in affiliates***	19,587,000	1,988,000	1,394,000
Cash	11,673	570	156
Foreign currencies at value****	—	—	350,597
Receivables:
Investment securities sold	10,046,436	1,343,713	7,314,482
Fund shares sold	181,421	90,320	93,048
Dividends and interest	199,979	39,998	1,049,577
Prepaid expenses	2,900	650	2,095
Reimbursement due from manager	10,220	—	16,465
Total assets	618,293,745	153,881,950	326,403,191
LIABILITIES:
Payable for investment securities purchased	18,341,742	1,259,404	227
Payable for fund shares redeemed	982,659	275,750	494,387
Payable upon receipt of securities loaned	8,627,290	12,045,979	11,642,567
Payable to affiliates	488,386	116,056	259,207
Payable for trustee fees	5,764	3,823	7,384
Other accrued expenses and liabilities	188,355	79,761	221,896
Total liabilities	28,634,196	13,780,773	12,625,668
NET ASSETS	$589,659,549	$140,101,177	$313,777,523
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$680,075,288	$158,049,803	$532,961,566
Undistributed net investment income (accumulated net investment loss)	(621,576)	(209,586)	2,975,339
Accumulated net realized loss	(117,367,816)	(20,644,172)	(190,505,220)
Net unrealized appreciation or depreciation	27,573,653	2,905,132	(31,654,162)
NET ASSETS	$589,659,549	$140,101,177	$313,777,523
+ Including securities loaned at value	$8,368,789	$11,574,339	$11,138,751
* Cost of investments in securities	$552,053,173	$135,467,588	$336,198,387
** Cost of short-term investments	$8,627,290	$12,045,979	$11,642,567
*** Cost of short-term investments in affiliates	$19,587,000	$1,988,000	$1,394,000
**** Cost of foreign currencies	$—	$—	$351,492
Class ADV:
Net assets	$3,009,836	$315,294	$20,708
Shares outstanding(1)	343,106	20,013	2,895
Net asset value and redemption price per share	$8.77	$15.75	$7.15
Class I:
Net assets	$255,810,721	$81,493,172	$303,971,127
Shares outstanding(1)	28,591,791	5,035,832	42,141,753
Net asset value and redemption price per share	$8.95	$16.18	$7.21
Class S:
Net assets	$330,834,242	$58,287,921	$9,781,729
Shares outstanding(1)	37,731,642	3,681,346	1,329,822
Net asset value and redemption price per share	$8.77	$15.83	$7.36
Class S2:
Net assets	$4,750	$4,790	$3,959
Shares outstanding(1)	541	304	552
Net asset value and redemption price per share	$8.79	$15.77	$7.17

(1)  Unlimited shares authorized, $0.01 par value.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio	ING International Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,963,369	$528,328	$6,535,382
Interest	397	616	88,041
Securities lending income, net	10,254	19,475	355,227
Total investment income	1,974,020	548,419	6,978,650
EXPENSES:
Investment management fees	2,182,139	557,711	1,572,624
Distribution and service fees:
Class ADV	4,230	368	52
Class S	433,772	79,146	13,841
Class S2	12	12	10
Transfer agent fees	919	164	308
Administrative service fees	302,933	74,361	185,013
Shareholder reporting expense	66,344	19,339	64,818
Professional fees	35,824	9,580	32,646
Custody and accounting expense	30,717	11,267	90,788
Trustee fees	8,507	2,127	6,346
Miscellaneous expense	14,983	5,314	15,451
Interest expense	—	—	2,372
Total expenses	3,080,380	759,389	1,984,269
Net waived and reimbursed fees	(482,139)	(1,384)	(116,920)
Net expenses	2,598,241	758,005	1,867,349
Net investment income (loss)	(624,221)	(209,586)	5,111,301
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	67,001,399	13,953,378	15,372,589
Foreign currency related transactions	—	—	28,555
Net realized gain	67,001,399	13,953,378	15,401,144
Net change in unrealized appreciation or depreciation on:
Investments	(72,792,342)	(13,102,373)	(74,504,585)
Foreign currency related transactions	—	—	(18,750)
Net change in unrealized appreciation or depreciation	(72,792,342)	(13,102,373)	(74,523,335)
Net realized and unrealized gain (loss)	(5,790,943)	851,005	(59,122,191)
Increase (decrease) in net assets resulting from operations	$(6,415,164)	$641,419	$(54,010,890)
* Foreign taxes withheld	$44	$618	$640,344
(1) Dividends from affiliates	$9,452	$2,449	$7,370

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Portfolio		ING SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(624,221)	$1,735,163	$(209,586)	$(278,544)
Net realized gain (loss)	67,001,399	(4,967,010)	13,953,378	(15,238,907)
Net change in unrealized appreciation or depreciation	(72,792,342)	185,841,528	(13,102,373)	49,115,600
Increase (decrease) in net assets resulting from operations	(6,415,164)	182,609,681	641,419	33,598,149
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,439)	(19)	—	—
Class I	(500,418)	(554,151)	—	—
Class S	(484,234)	(341,801)	—	—
Class S2	(5)	(5)	—	—
Total distributions	(986,096)	(895,976)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	78,563,553	127,635,870	10,760,660	14,919,302
Reinvestment of distributions	986,091	895,971	—	—
	79,549,644	128,531,841	10,760,660	14,919,302
Cost of shares redeemed	(55,252,516)	(182,731,467)	(12,937,894)	(17,523,183)
Net increase (decrease) in net assets resulting from capital share transactions	24,297,128	(54,199,626)	(2,177,234)	(2,603,881)
Net increase (decrease) in net assets	16,895,868	127,514,079	(1,535,815)	30,994,268
NET ASSETS:
Beginning of period	572,763,681	445,249,602	141,636,992	110,642,724
End of period	$589,659,549	$572,763,681	$140,101,177	$141,636,992
Undistributed net investment income (accumulated net investment loss) at end of period	$(621,576)	$988,741	$(209,586)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Value Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$5,111,301	$6,439,049
Net realized gain (loss)	15,401,144	(30,277,370)
Net change in unrealized appreciation or depreciation	(74,523,335)	117,409,320
Increase (decrease) in net assets resulting from operations	(54,010,890)	93,570,999
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(106)	(178)
Class I	(2,322,856)	(6,084,782)
Class S	(63,295)	(168,487)
Class S2	(24)	(63)
Total distributions	(2,386,281)	(6,253,510)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,077,401	45,171,836
Reinvestment of distributions	2,386,257	6,253,447
	24,463,658	51,425,283
Cost of shares redeemed	(66,079,729)	(76,756,318)
Net decrease in net assets resulting from capital share transactions	(41,616,071)	(25,331,035)
Net increase (decrease) in net assets	(98,013,242)	61,986,454
NET ASSETS:
Beginning of period	411,790,765	349,804,311
End of period	$313,777,523	$411,790,765
Undistributed net investment income at end of period	$2,975,339	$250,319

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions	Payments by affiliates		Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)		($)	(%)
ING MidCap Opportunities Portfolio
Class ADV
06-30-10	8.88	(0.02)	(0.08)	(0.10)	0.01	—	0.01	—		8.77	(1.14)
12-31-09	6.32	0.03 •	2.54	2.57	0.01	—	0.01	—		8.88	40.65
12-31-08	10.20	(0.03)•	(3.85)	(3.88)	—	—	—	0.00	*	6.32	(38.04	)(a)
12-31-07	8.16	(0.07)	2.11	2.04	—	—	—	—		10.20	25.00
12-29-06(4)-12-31-06	8.16 *†	(0.00)*	—	(0.00)*	—	—	—	—		8.16 (b)	—
Class I
06-30-10	9.03	(0.00)*	(0.06)	(0.06)	0.02	—	0.02	—		8.95	(0.70)
12-31-09	6.40	0.04	2.61	2.65	0.02	—	0.02	—		9.03	41.44
12-31-08	10.26	0.01	(3.87)	(3.86)	—	—	—	0.00	*	6.40	(37.62	)(a)
12-31-07	8.16	(0.03)	2.13	2.10	—	—	—	—		10.26	25.74
12-31-06	7.57	(0.03)	0.62	0.59	—	—	—	—		8.16	7.79
12-31-05	6.86	(0.02)	0.73	0.71	—	—	—	—		7.57	10.35
Class S
06-30-10	8.86	(0.01)	(0.07)	(0.08)	0.01	—	0.01	—		8.77	(0.88)
12-31-09	6.29	0.02	2.56	2.58	0.01	—	0.01	—		8.86	41.04
12-31-08	10.10	(0.00)*	(3.81)	(3.81)	—	—	—	0.00	*	6.29	(37.72	)(a)
12-31-07	8.05	(0.06)	2.11	2.05	—	—	—	—		10.10	25.47
12-31-06	7.48	(0.05)	0.62	0.57	—	—	—	—		8.05	7.62
12-31-05	6.79	(0.04)	0.73	0.69	—	—	—	—		7.48	10.16
Class S2
06-30-10	8.89	(0.02)	(0.07)	(0.09)	0.01	—	0.01	—		8.79	(1.03)
02-27-09(4)-12-31-09	5.55	0.01	3.34	3.35	0.01	—	0.01	—		8.89	60.41
ING SmallCap Opportunities Portfolio
Class ADV
06-30-10	15.69	(0.05)•	0.11	0.06	—	—	—	—		15.75	0.38
12-31-09	12.04	(0.08)•	3.73	3.65	—	—	—	—		15.69	30.32
11-20-08(4)-12-31-08	9.63	(0.01)	2.41	2.40	—	—	—	0.01		12.04	25.03	(c)
Class I
06-30-10	16.08	(0.01)	0.11	0.10	—	—	—	—		16.18	0.62
12-31-09	12.27	(0.02)	3.83	3.81	—	—	—	—		16.08	31.05
12-31-08	21.98	(0.01)	(6.61)	(6.62)	—	3.10	3.10	0.01		12.27	(34.48	)(c)
12-31-07	19.97	0.01	2.00	2.01	—	—	—	—		21.98	10.07
12-31-06	17.74	(0.07)	2.30	2.23	—	—	—	—		19.97	12.57
12-31-05	16.26	(0.08)	1.56	1.48	—	—	—	—		17.74	9.10
Class S
06-30-10	15.75	(0.04)	0.12	0.08	—	—	—	—		15.83	0.51
12-31-09	12.05	(0.05)	3.75	3.70	—	—	—	—		15.75	30.71
12-31-08	21.68	(0.05)	(6.49)	(6.54)	—	3.10	3.10	0.01		12.05	(34.59	)(c)
12-31-07	19.74	(0.03)	1.97	1.94	—	—	—	—		21.68	9.83
12-31-06	17.57	(0.11)	2.28	2.17	—	—	—	—		19.74	12.35
12-31-05	16.14	(0.12)	1.55	1.43	—	—	—	—		17.57	8.86
Class S2
06-30-10	15.71	(0.05)	0.11	0.06	—	—	—	—		15.77	0.38
02-27-09(4)-12-31-09	9.88	(0.06)	5.89	5.83	—	—	—	—		15.71	59.01

	Ratios to average net assets							Supplemental data
	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)		(%)		(%)		($000's)	(%)
ING MidCap Opportunities Portfolio
Class ADV
06-30-10	1.37	1.21	†	1.21	†	(0.53	)†	3,010	57
12-31-09	1.40	1.14	†	1.14	†	0.36	†	957	169
12-31-08	1.38	1.20	†	1.20	†	(0.40	)†	1	191
12-31-07	1.39	1.40		1.40		(0.79)		1	186
12-29-06(4)-12-31-06	1.45	1.40		1.40		(1.40)		1	139
Class I
06-30-10	0.87	0.71	†	0.71	†	(0.06	)†	255,811	57
12-31-09	0.90	0.64	†	0.64	†	0.46	†	238,426	169
12-31-08	0.88	0.70	†	0.70	†	0.11	†	195,295	191
12-31-07	0.89	0.90		0.90		(0.39)		91,459	186
12-31-06	0.95	0.90		0.90		(0.32)		71,154	139
12-31-05	0.97	0.90		0.90		(0.31)		78,760	90
Class S
06-30-10	1.12	0.96	†	0.96	†	(0.31	)†	330,834	57
12-31-09	1.15	0.89	†	0.89	†	0.25	†	333,376	169
12-31-08	1.13	0.90	†	0.90	†	(0.02	)†	249,953	191
12-31-07	1.14	1.10		1.10		(0.59)		33,491	186
12-31-06	1.20	1.10		1.10		(0.53)		33,810	139
12-31-05	1.22	1.10		1.10		(0.51)		41,989	90
Class S2
06-30-10	1.37	1.11	†	1.11	†	(0.47	)†	5	57
02-27-09(4)-12-31-09	1.40	1.04	†	1.04	†	0.14	†	5	169
ING SmallCap Opportunities Portfolio
Class ADV
06-30-10	1.41	1.41	†	1.41	†	(0.66	)†	315	53
12-31-09	1.46	1.43	†	1.43	†	(0.61	)†	88	139
11-20-08(4)-12-31-08	1.43	1.40	†	1.40	†	(0.93	)†	4	148
Class I
06-30-10	0.91	0.91	†	0.91	†	(0.18	)†	81,493	53
12-31-09	0.96	0.93	†	0.93	†	(0.12	)†	79,291	139
12-31-08	0.93	0.90	†	0.90	†	(0.04	)†	56,476	148
12-31-07	0.90	0.90	†	0.90	†	0.07	†	83,695	97
12-31-06	0.93	0.90		0.90		(0.35)		81,210	84
12-31-05	0.96	0.90		0.90		(0.52)		81,155	83
Class S
06-30-10	1.16	1.16	†	1.16	†	(0.42	)†	58,288	53
12-31-09	1.21	1.17	†	1.17	†	(0.36	)†	62,253	139
12-31-08	1.18	1.10	†	1.10	†	(0.26	)†	54,163	148
12-31-07	1.15	1.10	†	1.10	†	(0.14	)†	105,212	97
12-31-06	1.18	1.10		1.10		(0.55)		122,526	84
12-31-05	1.21	1.10		1.10		(0.72)		118,854	83
Class S2
06-30-10	1.41	1.31	†	1.31	†	(0.58	)†	5	53
02-27-09(4)-12-31-09	1.46	1.33	†	1.33	†	(0.54	)†	5	139

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions	Payments by affiliates	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
ING International Value Portfolio
Class ADV
06-30-10	8.41	0.09		(1.31)	(1.22)	0.04	—	0.04	—	7.15	(14.57)
12-31-09	6.74	0.09		1.70	1.79	0.12	—	0.12	—	8.41	26.88
12-31-08	14.21	0.22		(5.67)	(5.45)	0.25	1.78	2.03	0.01	6.74	(43.11	)(d)
12-31-07	15.26	0.19		1.60	1.79	0.19	2.65	2.84	—	14.21	12.63
12-29-06(4)-12-31-06	15.26 †	(0.00	)•*	—	(0.00)*	—	—	—	—	15.26 (b)	—
Class I
06-30-10	8.46	0.11		(1.31)	(1.20)	0.05	—	0.05	—	7.21	(14.26)
12-31-09	6.77	0.13		1.68	1.81	0.12	—	0.12	—	8.46	27.18
12-31-08	14.24	0.27		(5.67)	(5.40)	0.30	1.78	2.08	0.01	6.77	(42.76	)(d)
12-31-07	15.26	0.28		1.62	1.90	0.27	2.65	2.92	—	14.24	13.44
12-31-06	12.73	0.34		3.36	3.70	0.35	0.82	1.17	—	15.26	29.44
12-31-05	12.76	0.18	•	0.89	1.07	0.30	0.80	1.10	—	12.73	9.43
Class S
06-30-10	8.60	0.10		(1.29)	(1.19)	0.05	—	0.05	—	7.36	(13.96)
12-31-09	6.93	0.11		1.68	1.79	0.12	—	0.12	—	8.60	26.13
12-31-08	14.39	0.25		(5.66)	(5.41)	0.28	1.78	2.06	0.01	6.93	(42.31	)(d)
12-31-07	15.41	0.23		1.64	1.87	0.24	2.65	2.89	—	14.39	13.06
12-31-06	12.88	0.28		3.39	3.67	0.32	0.82	1.14	—	15.41	28.81
12-31-05	12.92	0.13	•	0.92	1.05	0.29	0.80	1.09	—	12.88	9.04
Class S2
06-30-10	8.42	0.09		(1.30)	(1.21)	0.04	—	0.04	—	7.17	(14.41)
02-27-09(4)-12-31-09	5.43	0.09		3.01	3.10	0.11	—	0.11	—	8.42	57.63

	Ratios to average net assets							Supplemental data
	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)		(%)		(%)		($000's)	(%)
ING International Value Portfolio
Class ADV
06-30-10	1.57	1.50	†	1.50	†	2.35	†	21	81
12-31-09	1.55	1.51	†	1.51	†	1.10	†	21	214
12-31-08	1.56	1.50	†	1.50	†	2.06	†	0 **	207
12-31-07	1.69	1.50	†	1.50	†	1.25	†	1	202
12-29-06(4)-12-31-06	1.69	1.50	†	1.50	†	(1.50	)†	1	146
Class I
06-30-10	1.07	1.00	†	1.00	†	2.77	†	303,971	81
12-31-09	1.05	1.01	†	1.01	†	1.70	†	399,689	214
12-31-08	1.06	1.00	†	1.00	†	2.59	†	340,022	207
12-31-07	1.19	1.00	†	1.00	†	1.77	†	515,883	202
12-31-06	1.19	1.00	†	1.00	†	2.40	†	460,381	146
12-31-05	1.22	1.00		1.00		1.50		348,326	125
Class S
06-30-10	1.32	1.20	†	1.20	†	2.51	†	9,782	81
12-31-09	1.30	1.21	†	1.21	†	1.44	†	12,076	214
12-31-08	1.31	1.20	†	1.20	†	2.35	†	9,782	207
12-31-07	1.44	1.20	†	1.20	†	1.44	†	13,668	202
12-31-06	1.44	1.20	†	1.20	†	2.00	†	7,007	146
12-31-05	1.47	1.20		1.20		1.05		2,847	125
Class S2
06-30-10	1.57	1.40	†	1.40	†	2.36	†	4	81
02-27-09(4)-12-31-09	1.55	1.41	†	1.41	†	1.39	†	5	214

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)  Commencement of operations.
•  Calculated using average number of shares outstanding throughout the period.
*  Amount is more than $(0.005) or less than $0.005
**  Amount is less than $500.
†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)  There was no impact on total return due to payment by affiliate in 2008.
(b)  For ING MidCap Opportunities Portfolio amount was previously reported as $8.20 and has been corrected to reflect the actual NAV. For ING International Value Portfolio amount was previously reported as $15.38 and has been corrected to reflect the actual NAV.
(c)  Excluding a $110,798 payment by affiliate in 2008, Small Cap Opportunities total return would have been 24.72%, (34.52)% and (34.64)% for Classes ADV, I and S, respectively.
(d)  Excluding a $729,720 payment by affiliate in 2008, International Value total return would have been (43.18)%, (42.86)% and (42.43)% on Classes ADV, I and S, respectively.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. There are three active separate investment series which comprise the Trust: ING MidCap Opportunities Portfolio ("MidCap Opportunities"), ING SmallCap Opportunities Portfolio ("SmallCap Opportunities") and ING International Value Portfolio ("International Value"); each, a "Portfolio" and collectively, the "Portfolios."

Each Portfolio offers Adviser Class ("ADV Class") shares, Class I shares, Class S shares and Service 2 Class ("Class S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. serves as the sub-adviser ("ING IM" or the "Sub-Adviser") to the Investment Adviser. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios' existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open.

Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios did not hold any open futures contracts at June 30, 2010.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J. Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined under procedures approved by the Board.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
MidCap Opportunities	$360,271,023	$338,522,363
SmallCap Opportunities	76,252,556	76,998,766
International Value	286,690,833	333,830,300

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $400 million, 0.65% on the next $450 million, and 0.60% in excess of $1.1 billion for MidCap Opportunities. For SmallCap Opportunities, the Investment Adviser receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. The Investment Adviser receives an investment advisory fee of 0.85% of average daily net assets from International Value.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2010, the Investment Adviser for MidCap Opportunities waived $5,187, SmallCap Opportunities waived $1,382 and International Value waived $3,093. These fees are not subject to recoupment.

IFS acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

ADV Class and Class S2 shares of the Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, IID is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of each Portfolio, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Class S shares of the Portfolios are subject to a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, each Portfolio pays the Distributor or Administrator, as applicable, a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Distributor or Administrator, as applicable, is entitled to use the proceeds from the Shareholder Services Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

During the six months ended June 30, 2010, the Distributor voluntarily waived 0.05% of average daily net assets of Class S related to the shareholder service fee for MidCap Opportunities and International Value through May 1, 2011. For MidCap Opportunities, this waiver is only applicable in connection to the 1.10% expense limitation agreement (Note 7).

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
MidCap Opportunities	$364,658	$50,744	$72,984	$488,386
SmallCap Opportunities	91,105	12,165	12,786	116,056
International Value	230,395	27,139	1,673	259,207

At June 30, 2010, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — MidCap Opportunities (7.37%); SmallCap Opportunities (25.14%); International Value (65.56%).

ING National Trust — SmallCap Opportunities (7.28%).

ING Solution 2025 Portfolio — MidCap Opportunities (5.25%); International Value (6.68%).

ING Solution 2035 Portfolio — MidCap Opportunities (5.09%); International Value (8.31%).

ING Solution 2045 Portfolio — International Value (6.06%).

ING USA Annuity and Life Insurance — MidCap Opportunities (54.76%); SmallCap Opportunities (40.28%).

Reliastar Life Insurance Company — MidCap Opportunities (5.77%); SmallCap Opportunities (20.97%); International Value (6.95%).

Security Life Insurance Company — SmallCap Opportunities (6.27%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Retirement Policy ("Policy") covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement ("Expense Limitation Agreement") with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	1.17%	1.32%
International Value	1.50%	1.00%	1.20%	1.40%

(1)  Effective May 2, 2010, pursuant to a side agreement, ING Investments has revised the expense limits for MidCap Opportunities through May 2, 2011. The expense limits for MidCap Opportunities are 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S and Class S2, respectively. Prior to this date, side expense limits were 1.14%, 0.64%, 0.89% and 1.04% for Class ADV, Class I, Class S, and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the particular Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2011	2012	2013	Total
MidCap Opportunities	$216,415	$1,261,632	$1,180,979	$2,659,026
SmallCap Opportunities	16,388	49,029	3,106	68,523
International Value	660,803	291,429	120,260	1,072,492

These amounts do not include shareholding servicing fees voluntarily waived by the Distributor or Administrator.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

Each of the Portfolios included in this report, in addition to certain other portfolios managed by the Investment Adviser have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolio utilized the line of credit during the six months ended June 30, 2010:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
International Value	30	$2,061,000	1.40%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
MidCap Opportunities
Class A
06-30-10	242,041	151	(6,919)	235,273	2,282,412	1,439	(64,465)	2,219,386
12-31-09	108,200	3	(494)	107,709	857,808	19	(4,037)	853,790
Class S
06-30-10	2,591,662	50,758	(2,539,997)	102,423	24,016,380	484,234	(23,006,831)	1,493,783
12-31-09	4,099,880	49,231	(6,281,351)	(2,132,240)	29,881,033	341,801	(43,680,388)	(13,457,554)
Class I
06-30-10	5,506,066	51,430	(3,355,218)	2,202,278	52,264,761	500,418	(32,181,220)	20,583,959
12-31-09	13,154,129	80,544	(17,351,881)	(4,117,208)	96,894,029	554,151	(139,047,042)	(41,598,862)
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	541	—	—	541	3,000	—	—	3,000
ING SmallCap Opportunities Portfolio
Class A
06-30-10	14,887	—	(510)	14,377	252,922	—	(8,622)	244,300
12-31-09	5,472	—	(148)	5,324	65,641	—	(2,170)	63,471
Class S
06-30-10	15,371	—	(286,647)	(271,276)	265,010	—	(4,788,620)	(4,523,610)
12-31-09	31,661	—	(574,367)	(542,706)	358,367	—	(7,475,469)	(7,117,102)
Class I
06-30-10	588,834	—	(484,834)	104,000	10,242,728	—	(8,140,652)	2,102,076
12-31-09	1,083,818	—	(754,604)	329,214	14,492,294	—	(10,045,544)	4,446,750
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	304	—	—	304	3,000	—	—	3,000
ING International Value Portfolio
Class A
06-30-10	485	13	(66)	432	3,858	106	(544)	3,420
12-31-09	2,427	23	(54)	2,396	15,954	178	(453)	15,679
Class S
06-30-10	49,486	7,326	(130,435)	(73,623)	396,599	63,295	(1,079,551)	(619,657)
12-31-09	160,671	23,585	(192,406)	(8,150)	1,157,514	168,487	(1,454,406)	(128,405)
Class I
06-30-10	2,649,815	273,277	(8,038,082)	(5,114,990)	21,676,944	2,322,856	(64,999,634)	(40,999,834)
12-31-09	6,232,038	873,632	(10,054,253)	(2,948,583)	43,995,368	6,084,782	(75,301,459)	(25,221,309)
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	552	—	—	552	3,000	—	—	3,000

(1) Commencement of operations.

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned when the transaction is entered into and is adjusted daily for changes in the market values of the securities on loan. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Fund Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, the BICR-Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR-Series B. Under the terms of the Capital Support Agreement,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR-Series B includes the value of the underlying securities held by BICR-Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR-Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR-Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2010, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
MidCap Opportunities	$8,368,789	$8,627,290
SmallCap Opportunities	11,574,339	12,045,979
International Value	11,138,751	11,642,567

*  Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Portfolio of Investments.

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio's Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio's net assets, at market value, at time of purchase.

Portfolio	Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
MidCap Opportunities	BNY Institutional Cash Reserves Fund, Series B	1,315,745	09/12/08	$1,315,745	$1,052,596	0.2%
				$1,315,745	$1,052,596	0.2%
SmallCap Opportunities	BNY Institutional Cash Reserves Fund, Series B	467,298	09/12/08	$467,298	$373,839	0.3%
				$467,298	$373,839	0.3%
International Value	BNY Institutional Cash Reserves Fund, Series B	344,567	09/12/08	$344,567	$275,654	0.1%
				$344,567	$275,654	0.1%

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio's most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (MidCap Opportunities and International Value). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (International Value). Because of less developed markets and economies

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders during the year was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income
MidCap Opportunities	$986,096	$895,976
International Value	2,386,281	6,253,510

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October PFIC Loss Deferred	Capital Loss Carryforwards	Expiration Dates
MidCap Opportunities	$988,741	$93,955,341	$—	$—	$(1,322,139)	2010
					(54,086,947)	2015
					(114,814,679)	2016
					(7,734,796)	2017
					$(177,958,561)*
SmallCap Opportunities	—	11,452,534	(567,467)	—	$(4,304,469)	2016
					(25,170,643)	2017
					$(29,475,112)
International Value	535,568	38,634,573	(2,651,597)	(284,957)	$(94,304,310)	2016
					(104,716,147)	2017
					$(199,020,457)

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — SUBSEQUENT EVENTS

On August 10, 2010, shareholders approved the merger of ING Baron Asset Portfolio with and into MidCap Opportunities. The merger is expected to take place on or about August 21, 2010.

Dividends: Subsequent to June 30, 2010, the following Portfolio declared dividends of:

	PER SHARE AMOUNTS
	Net Investment Income	Payable Date	Record Date
International Value
Class ADV	$0.0649	July 2, 2010	June 30, 2010
Class I	$0.0740	July 2, 2010	June 30, 2010
Class S	$0.0700	July 2, 2010	June 30, 2010
Class S2	$0.0658	July 2, 2010	June 30, 2010

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation as of June 30, 2010 (as a percent of net assets)
Information Technology	22.3%
Consumer Discretionary	21.2%
Health Care	14.1%
Industrials	13.7%
Financials	8.5%
Energy	5.5%
Materials	5.4%
Consumer Staples	5.1%
Telecommunication Services	1.7%
Utilities	0.9%
Other Assets and Liabilities - Net*	1.6%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 97.3%
	Consumer Discretionary: 21.2%
319,240	@	Bed Bath & Beyond, Inc.	$11,837,419	2.0
521,526		CBS Corp. - Class B	6,743,331	1.1
238,256		Coach, Inc.	8,708,257	1.5
223,940	@, L	Gildan Activewear, Inc.	6,415,881	1.1
176,160	@	Gymboree Corp.	7,523,794	1.3
118,880	@	Liberty Media Corp. - Starz	6,162,739	1.0
430,480	@	LKQ Corp.	8,299,654	1.4
364,050		Mattel, Inc.	7,703,298	1.3
85,760	@	Panera Bread Co.	6,456,870	1.1
49,700	@	Priceline.com, Inc.	8,774,038	1.5
220,370		Ross Stores, Inc.	11,743,517	2.0
216,650	@	Urban Outfitters, Inc.	7,450,594	1.3
185,013	@	WMS Industries, Inc.	7,261,760	1.2
461,657		Wyndham Worldwide Corp.	9,297,772	1.6
		Other Securities	10,566,751	1.8
			124,945,675	21.2
	Consumer Staples: 5.1%
298,390		Alberto-Culver Co.	8,083,385	1.4
293,460		Coca-Cola Enterprises, Inc.	7,588,876	1.3
256,760		ConAgra Foods, Inc.	5,987,643	1.0
186,930		Herbalife Ltd.	8,608,127	1.4
			30,268,031	5.1
	Energy: 5.5%
178,910	@	Alpha Natural Resources, Inc.	6,059,681	1.0
200,640		National Oilwell Varco, Inc.	6,635,165	1.1
79,680	@	Whiting Petroleum Corp.	6,248,506	1.1
		Other Securities	13,556,604	2.3
			32,499,956	5.5
	Financials: 7.4%
206,860		Comerica, Inc.	7,618,654	1.3
260,813		Lazard Ltd.	6,966,315	1.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
412,320	@	TD Ameritrade Holding Corp.	$6,308,496	1.0
348,910		UnumProvident Corp.	7,571,347	1.3
		Other Securities	15,273,608	2.6
			43,738,420	7.4
	Health Care: 14.1%
358,100		AmerisourceBergen Corp.	11,369,675	1.9
219,990	@	Hospira, Inc.	12,638,426	2.2
139,400	@	Waters Corp.	9,019,180	1.5
193,546	@	Watson Pharmaceuticals, Inc.	7,852,161	1.3
114,340	@	Zimmer Holdings, Inc.	6,180,077	1.1
		Other Securities	36,099,920	6.1
			83,159,439	14.1
	Industrials: 13.7%
215,000		Donaldson Co., Inc.	9,169,750	1.5
133,117		Gardner Denver, Inc.	5,935,687	1.0
167,292		Roper Industries, Inc.	9,361,660	1.6
143,560	@	Stericycle, Inc.	9,414,665	1.6
135,480	@	TransDigm Group, Inc.	6,913,544	1.2
184,250	@	Waste Connections, Inc.	6,428,483	1.1
		Other Securities	33,544,763	5.7
			80,768,552	13.7
	Information Technology: 22.3%
233,760	@	Agilent Technologies, Inc.	6,645,797	1.1
203,550		Amphenol Corp.	7,995,444	1.4
181,570	@	Ansys, Inc.	7,366,295	1.2
295,280	@	BMC Software, Inc.	10,225,546	1.7
257,920	@	Check Point Software Technologies	7,603,482	1.3
168,145	@	Cognizant Technology Solutions Corp.	8,417,339	1.4
1,336,810	@	Flextronics International Ltd.	7,486,136	1.3
317,780	@	Gartner, Inc.	7,388,385	1.3
342,280	@	Intuit, Inc.	11,901,074	2.0
567,100	@	Marvell Technology Group Ltd.	8,937,496	1.5
224,430	@	Micros Systems, Inc.	7,152,584	1.2
549,840		National Semiconductor Corp.	7,400,846	1.3
463,000	@	QLogic Corp.	7,695,060	1.3
		Other Securities	25,501,431	4.3
			131,716,915	22.3
	Materials: 5.4%
260,400		Ecolab, Inc.	11,694,564	2.0
189,860		Sigma-Aldrich Corp.	9,460,724	1.6
		Other Securities	10,340,625	1.8
			31,495,913	5.4
	Telecommunication Services: 1.7%
284,720	@	SBA Communications Corp.	9,683,327	1.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Utilities: 0.9%
		Other Securities	$5,511,203	0.9
		Total Common Stock ( Cost $545,924,409 )	573,787,431	97.3
REAL ESTATE INVESTMENT TRUSTS: 1.1%
	Financials: 1.1%
105,800		Digital Realty Trust, Inc.	6,102,544	1.1
		Total Real Estate Investment Trusts ( Cost $6,128,764 )	6,102,544	1.1
		Total Long-Term Investments ( Cost $552,053,173 )	579,889,975	98.4
SHORT-TERM INVESTMENTS: 4.7%
	Affiliated Mutual Fund: 3.3%
19,587,000		ING Institutional Prime Money Market Fund - Class I	19,587,000	3.3
		Total Mutual Fund ( Cost $19,587,000 )	19,587,000	3.3
	Securities Lending Collateralcc: 1.4%
7,311,545		BNY Mellon Overnight Government Fund (1)	7,311,545	1.2
1,315,745	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,052,596	0.2
		Total Securities Lending Collateral ( Cost $8,627,290 )	8,364,141	1.4
		Total Short-Term Investments ( Cost $28,214,290 )	27,951,141	4.7
		Total Investments in Securities ( Cost $580,267,463 ) *	$607,841,116	103.1
		Other Assets and Liabilities - Net	(18,181,567)	(3.1)
		Net Assets	$589,659,549	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $583,460,017.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$53,518,960
Gross Unrealized Depreciation	(29,137,861)
Net Unrealized Appreciation	$24,381,099

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$573,787,431	$—	$—	$573,787,431
Real Estate Investment Trusts	6,102,544	—	—	6,102,544
Short-Term Investments	26,898,545	—	1,052,596	27,951,141
Total Investments, at value	$606,788,520	$—	$1,052,596	$607,841,116

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596
Total Investments, at value	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	25.4%
Health Care	20.0%
Consumer Discretionary	18.2%
Industrials	16.3%
Financials	5.6%
Energy	4.8%
Materials	3.2%
Consumer Staples	2.4%
Exchange-Traded Funds	1.2%
Telecommunication Services	1.1%
Utilities	0.6%
Other Assets and Liabilities - Net*	1.2%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 95.2%
	Consumer Discretionary: 18.2%
42,684		Arbitron, Inc.	$1,093,991	0.8
14,781	@	Capella Education Co.	1,202,434	0.9
73,009		Cooper Tire & Rubber Co.	1,423,676	1.0
39,900	@	Gildan Activewear, Inc.	1,143,135	0.8
39,500	@	Gymboree Corp.	1,687,045	1.2
33,415	@	Jo-Ann Stores, Inc.	1,253,397	0.9
61,500	@	LKQ Corp.	1,185,720	0.8
51,607	@, L	Lumber Liquidators	1,203,991	0.9
33,296		Monro Muffler, Inc.	1,316,191	0.9
111,476	@	OfficeMax, Inc.	1,455,877	1.0
27,200		PF Chang's China Bistro, Inc.	1,078,480	0.8
		Other Securities	11,527,637	8.2
			25,571,574	18.2
	Consumer Staples: 2.4%
38,800		Diamond Foods, Inc.	1,594,680	1.1
		Other Securities	1,839,579	1.3
			3,434,259	2.4
	Energy: 4.8%
30,400	@	Dril-Quip, Inc.	1,338,208	0.9
40,300		Holly Corp.	1,071,174	0.8
120,615	@, L	McMoRan Exploration Co.	1,340,033	1.0
		Other Securities	2,926,582	2.1
			6,675,997	4.8
	Financials: 3.2%
34,305	@	Stifel Financial Corp.	1,488,494	1.1
		Other Securities	2,988,615	2.1
			4,477,109	3.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO    AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 20.0%
31,400		Chemed Corp.	$1,715,696	1.2
27,488	@	Haemonetics Corp.	1,471,158	1.0
100,831	@, L	Healthsouth Corp.	1,886,545	1.3
56,600	@, L	MedAssets, Inc.	1,306,328	0.9
19,400	@	Mednax, Inc.	1,078,834	0.8
39,950		Owens & Minor, Inc.	1,133,781	0.8
38,770	@	Sirona Dental Systems, Inc.	1,350,747	1.0
35,100		Steris Corp.	1,090,908	0.8
		Other Securities	17,037,767	12.2
			28,071,764	20.0
	Industrials: 16.3%
67,848		Actuant Corp.	1,277,578	0.9
47,800	@	Genesee & Wyoming, Inc.	1,783,418	1.3
60,700	@, L	Geo Group, Inc.	1,259,525	0.9
29,600	@	Teledyne Technologies, Inc.	1,141,968	0.8
27,727		Towers Watson & Co.	1,077,194	0.8
34,809	@	Waste Connections, Inc.	1,214,486	0.9
30,900		Watsco, Inc.	1,789,728	1.3
47,200		Woodward Governor Co.	1,205,016	0.8
		Other Securities	12,050,415	8.6
			22,799,328	16.3
	Information Technology: 25.4%
68,540	L	Blackbaud, Inc.	1,492,116	1.1
44,200	@, L	Blackboard, Inc.	1,649,986	1.2
50,000	@	Commvault Systems, Inc.	1,125,000	0.8
92,200	@, L	Compellent Technologies, Inc.	1,117,464	0.8
37,593	@	Flir Systems, Inc.	1,093,580	0.8
33,700	@	Micros Systems, Inc.	1,074,019	0.8
99,500	@	Parametric Technology Corp.	1,559,165	1.1
41,500		Pegasystems, Inc.	1,332,565	0.9
89,400	@	Semtech Corp.	1,463,478	1.0
63,188	@	Sourcefire, Inc.	1,200,572	0.8
83,700	@	Tekelec	1,108,188	0.8
		Other Securities	21,387,208	15.3
			35,603,341	25.4
	Materials: 3.2%
59,036		Silgan Holdings, Inc.	1,675,442	1.2
		Other Securities	2,765,507	2.0
			4,440,949	3.2
	Telecommunication Services: 1.1%
34,600	@	SBA Communications Corp.	1,176,746	0.8
		Other Securities	370,402	0.3
			1,547,148	1.1
	Utilities: 0.6%
		Other Securities	787,974	0.6
		Total Common Stock ( Cost $130,766,658 )	133,409,443	95.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO    AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
REAL ESTATE INVESTMENT TRUSTS: 2.4%
	Financials: 2.4%
21,200		Mid-America Apartment Communities, Inc.	$1,091,164	0.8
31,300		Tanger Factory Outlet Centers, Inc.	1,295,194	0.9
		Other Securities	992,096	0.7
		Total Real Estate Investment Trusts ( Cost $2,886,317 )	3,378,454	2.4
EXCHANGE-TRADED FUNDS: 1.2%
25,207		iShares Russell 2000 Growth Index Fund	1,678,282	1.2
		Total Exchange-Traded Funds ( Cost $1,814,613 )	1,678,282	1.2
		Total Long-Term Investments ( Cost $135,467,588 )	138,466,179	98.8
SHORT-TERM INVESTMENTS: 10.0%
	Affiliated Mutual Fund: 1.4%
1,988,000		ING Institutional Prime Money Market Fund - Class I	1,988,000	1.4
		Total Mutual Fund ( Cost $1,988,000 )	1,988,000	1.4
	Securities Lending Collateralcc: 8.6%
11,578,681		BNY Mellon Overnight Government Fund (1)	11,578,681	8.3
467,298	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	373,839	0.3
		Total Securities Lending Collateral ( Cost $12,045,979 )	11,952,520	8.6
		Total Short-Term Investments ( Cost $14,033,979 )	13,940,520	10.0
		Total Investments in Securities ( Cost $149,501,567 ) *	$152,406,699	108.8
		Other Assets and Liabilities - Net	(12,305,522)	(8.8)
		Net Assets	$140,101,177	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $153,094,989.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12,306,185
Gross Unrealized Depreciation	(12,994,475)
Net Unrealized Depreciation	$(688,290)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO    AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$133,409,443	$—	$—	$133,409,443
Real Estate Investment Trusts	3,378,454	—	—	3,378,454
Exchange-Traded Funds	1,678,282	—	—	1,678,282
Short-Term Investments	13,566,681	—	373,839	13,940,520
Total Investments, at value	$152,032,860	$—	$373,839	$152,406,699

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839
Total Investments, at value	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Country Allocation
as of June 30, 2010
(as a percent of net assets)

Japan	18.3%
United Kingdom	15.0%
Germany	11.5%
Canada	9.9%
France	9.9%
Switzerland	7.6%
Hong Kong	6.3%
Netherlands	4.8%
Australia	2.8%
Israel	2.3%
Singapore	2.1%
South Africa	2.0%
Countries less than 2.0%(1)	4.6%
Other Assets and Liabilities - Net*	2.9%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

(1) Includes four countries, which each represents less than 2.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 93.5%
	Australia: 2.8%
209,800		Australia & New Zealand Banking Group Ltd.	$3,768,303	1.2
2,052,300		OneSteel Ltd.	5,077,725	1.6
			8,846,028	2.8
	Bermuda: 0.7%
		Other Securities	2,208,996	0.7
	Brazil: 1.4%
323,000		Banco do Brasil S.A.	4,471,895	1.4
	Canada: 9.9%
225,700		Barrick Gold Corp.	10,249,037	3.3
861,800		Bombardier, Inc. - Class B	3,918,193	1.3
227,020		Loblaw Cos. Ltd.	8,233,753	2.6
129,600		Suncor Energy, Inc.	3,815,424	1.2
73,900		Toronto Dominion Bank	4,788,523	1.5
			31,004,930	9.9
	Finland: 1.9%
276,600		Fortum OYJ	6,071,576	1.9
	France: 9.9%
84,900	@, L	Accor S.A.	3,930,482	1.3
192,409		Carrefour S.A.	7,632,403	2.4
174,000	@	Compagnie Generale de Geophysique S.A.	3,095,447	1.0
140,676		Sanofi-Aventis	8,472,555	2.7
174,080	L	Total S.A.	7,770,742	2.5
			30,901,629	9.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Germany: 7.9%
87,600		Allianz AG	$8,670,086	2.7
139,000	L	Deutsche Bank AG	7,806,240	2.5
93,963		Siemens AG	8,404,043	2.7
			24,880,369	7.9
	Hong Kong: 6.3%
4,374,500		Chaoda Modern Agriculture	4,266,110	1.4
1,142,000		HongKong Electric Holdings	6,802,083	2.2
1,580,413	L	Sino Land Co.	2,824,401	0.9
1,851,500		Yue Yuen Industrial Holdings	5,746,794	1.8
			19,639,388	6.3
	Israel: 2.3%
136,600		Teva Pharmaceutical Industries Ltd. ADR	7,101,834	2.3
	Japan: 18.3%
133,692		Canon, Inc. ADR	4,988,049	1.6
866,000		Fujitsu Ltd.	5,413,214	1.7
798,000		Hino Motors Ltd.	3,934,591	1.3
243,500		Mitsubishi Corp.	5,037,635	1.6
213,200		Mitsumi Electric Co., Ltd.	3,616,793	1.1
13,800		Nintendo Co., Ltd.	4,051,807	1.3
1,204,000		Nippon Express Co., Ltd.	5,425,313	1.7
301,200		Omron Corp.	6,565,984	2.1
302,000		Sharp Corp.	3,185,688	1.0
160,500		Takeda Pharmaceutical Co., Ltd.	6,893,901	2.2
258,200		Tokio Marine Holdings, Inc.	6,788,039	2.2
		Other Securities	1,625,164	0.5
			57,526,178	18.3
	Netherlands: 4.8%
225,000	@	European Aeronautic Defence and Space Co. NV	4,591,769	1.4
418,800		Royal Dutch Shell PLC - Class A	10,568,851	3.4
			15,160,620	4.8
	Russia: 0.6%
		Other Securities	1,922,731	0.6
	Singapore: 2.1%
461,000		United Overseas Bank Ltd.	6,413,372	2.1
	South Africa: 2.0%
466,851	L	Standard Bank Group Ltd.	6,190,951	2.0
	Switzerland: 7.6%
564,000		STMicroelectronics NV	4,479,558	1.4
518,604	@	UBS AG - Reg	6,870,371	2.2
541,000		Xstrata PLC	7,084,202	2.3
24,420		Zurich Financial Services AG	5,382,500	1.7
			23,816,631	7.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	United Kingdom: 15.0%
1,232,000		Barclays PLC	$4,917,528	1.6
373,700		GlaxoSmithKline PLC	6,345,743	2.0
1,091,900		HSBC Holdings PLC	9,975,263	3.2
259,556		Imperial Tobacco Group PLC	7,252,165	2.3
1,223,700		International Power PLC	5,466,237	1.7
252,387		Kazakhmys PLC	3,704,774	1.2
3,202,443		Vodafone Group PLC	6,598,602	2.1
		Other Securities	2,778,981	0.9
			47,039,293	15.0
		Total Common Stock ( Cost $325,452,397 )	293,196,421	93.5
PREFERRED STOCK: 3.6%
	Germany: 3.6%
130,058		Volkswagen AG	11,412,696	3.6
		Total Preferred Stock ( Cost $10,745,990 )	11,412,696	3.6
		Total Long-Term Investments ( Cost $336,198,387 )	304,609,117	97.1
SHORT-TERM INVESTMENTS: 4.1%
	Affiliated Mutual Fund: 0.4%
		ING Institutional Prime Money Market Fund - Class I	1,394,000	0.4
		Total Mutual Fund ( Cost $1,394,000 )	1,394,000	0.4
	Securities Lending Collateralcc: 3.7%
11,298,000		BNY Mellon Overnight Government Fund (1)	11,298,000	3.6
344,567	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	275,654	0.1
		Total Securities Lending Collateral ( Cost $11,642,567 )	11,573,654	3.7
		Total Short-Term Investments ( Cost $13,036,567 )	12,967,654	4.1
		Total Investments in Securities ( Cost $349,234,954 ) *	$317,576,771	101.2
		Other Assets and Liabilities - Net	(3,799,248)	(1.2)
		Net Assets	$313,777,523	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

*  Cost for federal income tax purposes is $351,206,637.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,772,092
Gross Unrealized Depreciation	(39,401,958)
Net Unrealized Depreciation	$(33,629,866)
Industry	Percentage of Net Assets
Consumer Discretionary	8.2%
Consumer Staples	8.7
Energy	8.8
Financials	25.1
Health Care	9.2
Industrials	10.9
Information Technology	9.3
Materials	8.9
Telecommunication Services	2.1
Utilities	5.9
Short-Term Investments	4.1
Other Assets and Liabilities - Net	(1.2)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Australia	$3,768,303	$5,077,725	$—	$8,846,028
Bermuda	2,208,996	—	—	2,208,996
Brazil	4,471,895	—	—	4,471,895
Canada	31,004,930	—	—	31,004,930
Finland	—	6,071,576	—	6,071,576
France	—	30,901,629	—	30,901,629
Germany	7,806,240	17,074,129	—	24,880,369
Hong Kong	—	19,639,388	—	19,639,388
Israel	7,101,834	—	—	7,101,834
Japan	4,988,049	52,538,129	—	57,526,178
Netherlands	—	15,160,620	—	15,160,620
Russia	1,922,731	—	—	1,922,731
Singapore	—	6,413,372	—	6,413,372
South Africa	—	6,190,951	—	6,190,951
Switzerland	—	23,816,631	—	23,816,631
United Kingdom	—	47,039,293	—	47,039,293
Total Common Stock	63,272,978	229,923,443	—	293,196,421
Preferred Stock	—	11,412,696	—	11,412,696
Short-Term Investments	12,692,000	—	275,654	12,967,654
Total Investments, at value	$75,964,978	$241,336,139	$275,654	$317,576,771

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654
Total Investments, at value	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

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Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UVPTADVISS2  (0610-081810)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.5%
		Australia: 2.8%
209,800		Australia & New Zealand Banking Group Ltd.	$3,768,303
2,052,300		OneSteel Ltd.	5,077,725
			8,846,028
		Bermuda: 0.7%
77,400	@	Frontline Ltd.	2,208,996
			2,208,996
		Brazil: 1.4%
323,000		Banco do Brasil S.A.	4,471,895
			4,471,895
		Canada: 9.9%
225,700		Barrick Gold Corp.	10,249,037
861,800		Bombardier, Inc. - Class B	3,918,193
227,020		Loblaw Cos. Ltd.	8,233,753
129,600		Suncor Energy, Inc.	3,815,424
73,900		Toronto Dominion Bank	4,788,523
			31,004,930
		Finland: 1.9%
276,600		Fortum OYJ	6,071,576
			6,071,576
		France: 9.9%
84,900	@, L	Accor S.A.	3,930,482
192,409		Carrefour S.A.	7,632,403
174,000	@	Compagnie Generale de Geophysique S.A.	3,095,447
140,676		Sanofi-Aventis	8,472,555
174,080	L	Total S.A.	7,770,742
			30,901,629
		Germany: 7.9%
87,600		Allianz AG	8,670,086
139,000	L	Deutsche Bank AG	7,806,240
93,963		Siemens AG	8,404,043
			24,880,369
		Hong Kong: 6.3%
4,374,500		Chaoda Modern Agriculture	4,266,110
1,142,000		HongKong Electric Holdings	6,802,083
1,580,413	L	Sino Land Co.	2,824,401
1,851,500		Yue Yuen Industrial Holdings	5,746,794
			19,639,388
		Israel: 2.3%
136,600		Teva Pharmaceutical Industries Ltd. ADR	7,101,834
			7,101,834
		Japan: 18.3%
133,692		Canon, Inc. ADR	4,988,049
866,000		Fujitsu Ltd.	5,413,214
798,000		Hino Motors Ltd.	3,934,591
243,500		Mitsubishi Corp.	5,037,635
213,200		Mitsumi Electric Co., Ltd.	3,616,793
13,800		Nintendo Co., Ltd.	4,051,807
1,204,000		Nippon Express Co., Ltd.	5,425,313
301,200		Omron Corp.	6,565,984
302,000		Sharp Corp.	3,185,688
160,500		Takeda Pharmaceutical Co., Ltd.	6,893,901
258,200		Tokio Marine Holdings, Inc.	6,788,039
47,300		Toyota Motor Corp.	1,625,164
			57,526,178
		Netherlands: 4.8%
225,000	@	European Aeronautic Defence and Space Co. NV	4,591,769
418,800		Royal Dutch Shell PLC - Class A	10,568,851
			15,160,620
		Russia: 0.6%
105,994		Mechel OAO ADR	1,922,731
			1,922,731
		Singapore: 2.1%
461,000		United Overseas Bank Ltd.	6,413,372
			6,413,372
		South Africa: 2.0%
466,851	L	Standard Bank Group Ltd.	6,190,951
			6,190,951
		Switzerland: 7.6%
564,000		STMicroelectronics NV	4,479,558
518,604	@	UBS AG - Reg	6,870,371
541,000		Xstrata PLC	7,084,202
24,420		Zurich Financial Services AG	5,382,500
			23,816,631
		United Kingdom: 15.0%
1,232,000		Barclays PLC	4,917,528
373,700		GlaxoSmithKline PLC	6,345,743
1,091,900		HSBC Holdings PLC	9,975,263
259,556		Imperial Tobacco Group PLC	7,252,165
1,223,700		International Power PLC	5,466,237
252,387		Kazakhmys PLC	3,704,774
3,202,443		Vodafone Group PLC	6,598,602
140,000	@	Wolseley PLC	2,778,981
			47,039,293

		Total Common Stock (Cost $325,452,397)		293,196,421

PREFERRED STOCK: 3.6%
		Germany: 3.6%
130,058		Volkswagen AG		11,412,696

		Total Preferred Stock (Cost $10,745,990)		11,412,696

		Total Long-Term Investments (Cost $336,198,387)		304,609,117

SHORT-TERM INVESTMENTS: 4.1%
		Affiliated Mutual Fund: 0.4%
1,394,000		ING Institutional Prime Money Market Fund - Class I		1,394,000

		Total Mutual Fund (Cost $1,394,000)		1,394,000

Principal Amount
		Securities Lending Collateral(cc): 3.7%
$11,298,000		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		11,298,000
344,567	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		275,654

		Total Securities Lending Collateral (Cost $11,642,567)		11,573,654

		Total Short-Term Investments (Cost $13,036,567)		12,967,654

		Total Investments in Securities (Cost $349,234,954) *	101.2%	$317,576,771
		Other Assets and Liabilities - Net	(1.2)	(3,799,248)
		Net Assets	100.0%	$313,777,523

	@	Non-income producing security
	ADR	American Depositary Receipt
	(cc)	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

			Percentage of
		Industry	Net Assets
		Consumer Discretionary	8.2%
		Consumer Staples	8.7
		Energy	8.8
		Financials	25.1
		Health Care	9.2
		Industrials	10.9
		Information Technology	9.3
		Materials	8.9
		Telecommunication Services	2.1
		Utilities	5.9
		Short-Term Investments	4.1
		Other Assets and Liabilities - Net	(1.2)
		Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Consumer Discretionary: 21.2%
319,240	@	Bed Bath & Beyond, Inc.	$11,837,419
521,526		CBS Corp. - Class B	6,743,331
238,256		Coach, Inc.	8,708,257
240,760		Cooper Tire & Rubber Co.	4,694,820
223,940	@, L	Gildan Activewear, Inc.	6,415,881
176,160	@	Gymboree Corp.	7,523,794
159,520	@	J Crew Group, Inc.	5,871,931
118,880	@	Liberty Media Corp. - Starz	6,162,739
430,480	@	LKQ Corp.	8,299,654
364,050		Mattel, Inc.	7,703,298
85,760	@	Panera Bread Co.	6,456,870
49,700	@	Priceline.com, Inc.	8,774,038
220,370		Ross Stores, Inc.	11,743,517
216,650	@	Urban Outfitters, Inc.	7,450,594
185,013	@	WMS Industries, Inc.	7,261,760
461,657		Wyndham Worldwide Corp.	9,297,772
			124,945,675
		Consumer Staples: 5.1%
298,390		Alberto-Culver Co.	8,083,385
293,460		Coca-Cola Enterprises, Inc.	7,588,876
256,760		ConAgra Foods, Inc.	5,987,643
186,930		Herbalife Ltd.	8,608,127
			30,268,031
		Energy: 5.5%
178,910	@	Alpha Natural Resources, Inc.	6,059,681
347,840	@	Complete Production Services, Inc.	4,974,112
250,740	@, L	McMoRan Exploration Co.	2,785,721
200,640		National Oilwell Varco, Inc.	6,635,165
79,680	@	Whiting Petroleum Corp.	6,248,506
317,110		Williams Cos., Inc.	5,796,771
			32,499,956
		Financials: 7.4%
155,250		Ameriprise Financial, Inc.	5,609,183
508,030	@	Blackstone Group LP	4,856,767
206,860		Comerica, Inc.	7,618,654
285,660	@	Invesco Ltd.	4,807,658
260,813		Lazard Ltd.	6,966,315
412,320	@	TD Ameritrade Holding Corp.	6,308,496
348,910		UnumProvident Corp.	7,571,347
			43,738,420
		Health Care: 14.1%
358,100		AmerisourceBergen Corp.	11,369,675
90,310	@	Emergency Medical Services Corp.	4,427,899
294,060	@	Healthsouth Corp.	5,501,863
151,760		Hill-Rom Holdings, Inc.	4,618,057
219,990	@	Hospira, Inc.	12,638,426
7,370	@	Intuitive Surgical, Inc.	2,326,119
63,420	@	Laboratory Corp. of America Holdings	4,778,697
982,530	@	Tenet Healthcare Corp.	4,264,180
105,220	@, L	Valeant Pharmaceuticals International	5,501,954
89,540	@	Varian Medical Systems, Inc.	4,681,151
139,400	@	Waters Corp.	9,019,180
193,546	@	Watson Pharmaceuticals, Inc.	7,852,161
114,340	@	Zimmer Holdings, Inc.	6,180,077
			83,159,439
		Industrials: 13.7%
469,240	@	Avis Budget Group, Inc.	4,607,937
153,770		Brady Corp.	3,831,948
215,000		Donaldson Co., Inc.	9,169,750
85,000		Dover Corp.	3,552,150
133,117		Gardner Denver, Inc.	5,935,687
166,220		Ingersoll-Rand PLC	5,732,928
63,290		Joy Global, Inc.	3,170,196
104,400	@	Oshkosh Truck Corp.	3,253,104
167,292		Roper Industries, Inc.	9,361,660
143,560	@	Stericycle, Inc.	9,414,665
135,480	@	TransDigm Group, Inc.	6,913,544
181,770	@	WABCO Holdings, Inc.	5,722,120
184,250	@	Waste Connections, Inc.	6,428,483
143,924		Woodward Governor Co.	3,674,380
			80,768,552
		Information Technology: 22.3%
233,760	@	Agilent Technologies, Inc.	6,645,797
203,550		Amphenol Corp.	7,995,444
181,570	@	Ansys, Inc.	7,366,295
295,280	@	BMC Software, Inc.	10,225,546
178,450		Broadcom Corp.	5,883,497

257,920	@	Check Point Software Technologies		7,603,482
168,145	@	Cognizant Technology Solutions Corp.		8,417,339
1,336,810	@	Flextronics International Ltd.		7,486,136
177,520	@	Flir Systems, Inc.		5,164,057
317,780	@	Gartner, Inc.		7,388,385
135,644		Global Payments, Inc.		4,956,432
342,280	@	Intuit, Inc.		11,901,074
567,100	@	Marvell Technology Group Ltd.		8,937,496
224,430	@	Micros Systems, Inc.		7,152,584
549,840		National Semiconductor Corp.		7,400,846
137,514	@	NetApp, Inc.		5,130,647
463,000	@	QLogic Corp.		7,695,060
683,380		Tellabs, Inc.		4,366,798
				131,716,915
		Materials: 5.4%
109,860		Ashland, Inc.		5,099,701
260,400		Ecolab, Inc.		11,694,564
188,184	@	Pactiv Corp.		5,240,924
189,860		Sigma-Aldrich Corp.		9,460,724
				31,495,913
		Telecommunication Services: 1.7%
284,720	@	SBA Communications Corp.		9,683,327
				9,683,327
		Utilities: 0.9%
170,890		Constellation Energy Group, Inc.		5,511,203
				5,511,203
		Total Common Stock (Cost $545,924,409)		573,787,431

REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Financials: 1.1%
105,800		Digital Realty Trust, Inc.		6,102,544

		Total Real Estate Investment Trusts (Cost $6,128,764)		6,102,544

		Total Long-Term Investments (Cost $552,053,173)		579,889,975

SHORT-TERM INVESTMENTS: 4.7%
		Affiliated Mutual Fund: 3.3%
19,587,000		ING Institutional Prime Money Market Fund - Class I		19,587,000

		Total Mutual Fund (Cost $19,587,000)		19,587,000

Principal Amount
		Securities Lending Collateral(cc): 1.4%
$7,311,545		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		7,311,545
1,315,745	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,052,596

		Total Securities Lending Collateral (Cost $8,627,290)		8,364,141

		Total Short-Term Investments (Cost $28,214,290)		27,951,141

		Total Investments in Securities (Cost $580,267,463) *	103.1%	$607,841,116
		Other Assets and Liabilities - Net	(3.1)	(18,181,567)
		Net Assets	100.0%	$589,659,549

	@	Non-income producing security
	(cc)	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK:95.2%
		Consumer Discretionary: 18.2%
13,424	@	America’s Car-Mart, Inc.	$303,785
42,684		Arbitron, Inc.	1,093,991
27,700	@	Bally Technologies, Inc.	897,203
64,800	@	California Pizza Kitchen, Inc.	981,720
14,781	@	Capella Education Co.	1,202,434
69,200		Cinemark Holdings, Inc.	909,980
24,800	@	Coinstar, Inc.	1,065,656
73,009		Cooper Tire & Rubber Co.	1,423,676
20,415	@	Fossil, Inc.	708,401
39,900	@	Gildan Activewear, Inc.	1,143,135
39,500	@	Gymboree Corp.	1,687,045
44,600	@	Hibbett Sporting Goods, Inc.	1,068,616
24,852	@	J Crew Group, Inc.	914,802
46,300	@	Jack in the Box, Inc.	900,535
33,415	@	Jo-Ann Stores, Inc.	1,253,397
61,500	@	LKQ Corp.	1,185,720
51,607	@, L	Lumber Liquidators	1,203,991
33,296		Monro Muffler, Inc.	1,316,191
111,476	@	OfficeMax, Inc.	1,455,877
27,200		PF Chang’s China Bistro, Inc.	1,078,480
17,600		Polaris Industries, Inc.	961,312
33,800		Pool Corp.	740,896
7,100		Sotheby’s	162,377
22,588	@	Steiner Leisure Ltd.	868,283
49,333	@, L	Wet Seal, Inc.	180,065
42,900		Wyndham Worldwide Corp.	864,006
			25,571,574
		Consumer Staples: 2.4%
28,000		Casey’s General Stores, Inc.	977,200
38,800		Diamond Foods, Inc.	1,594,680
35,300	L	Flowers Foods, Inc.	862,379
			3,434,259
		Energy: 4.8%
29,700	@	Bill Barrett Corp.	913,869
58,500	@	Carrizo Oil & Gas, Inc.	908,505
3,800	@, L	Core Laboratories NV	560,918
30,400	@	Dril-Quip, Inc.	1,338,208
40,300		Holly Corp.	1,071,174
120,615	@, L	McMoRan Exploration Co.	1,340,033
12,100	@	Oceaneering International, Inc.	543,290
			6,675,997
		Financials: 3.2%
15,530		Greenhill & Co., Inc.	949,349
34,305	@	Stifel Financial Corp.	1,488,494
16,200	@	SVB Financial Group	667,926
26,259		Waddell & Reed Financial, Inc.	574,547
23,899		Wintrust Financial Corp.	796,793
			4,477,109
		Health Care: 20.0%
18,800	@	Acorda Therapeutics, Inc.	584,868
10,600	@, L	Allos Therapeutics, Inc.	64,978
18,400	@, L	AMAG Pharmaceuticals, Inc.	632,040
31,842	@	AMERIGROUP Corp.	1,034,228
19,200	@, L	Auxilium Pharmaceuticals, Inc.	451,200
22,900	@	BioMarin Pharmaceuticals, Inc.	434,184
7,285	@	Bio-Rad Laboratories, Inc.	630,080
28,657	@	Centene Corp.	616,126
31,400		Chemed Corp.	1,715,696
122,700	@	Cypress Bioscience, Inc.	282,210
27,488	@	Haemonetics Corp.	1,471,158
30,800	@	Hanger Orthopedic Group, Inc.	553,168
100,831	@, L	Healthsouth Corp.	1,886,545
23,785	@	Human Genome Sciences, Inc.	538,968
16,600	@	InterMune, Inc.	155,210
12,833	@	IPC The Hospitalist Co., Inc.	322,108
35,100	@, L	Luminex Corp.	569,322
32,566	@	Masimo Corp.	775,396
56,600	@, L	MedAssets, Inc.	1,306,328
54,000	@	Medicines Co.	410,940
19,400	@	Mednax, Inc.	1,078,834
58,154		Meridian Bioscience, Inc.	988,618
56,800	@, L	Merit Medical Systems, Inc.	912,776
28,798	@, L	Micrus Endovascular Corp.	598,710
57,020	@	Nektar Therapeutics	689,942
23,718	@	Neogen Corp.	617,854
17,200	@, L	OncoGenex Pharmaceutical, Inc.	231,340
40,500	@	Onyx Pharmaceuticals, Inc.	874,395
39,950		Owens & Minor, Inc.	1,133,781
9,119	@	Psychiatric Solutions, Inc.	298,374
9,023	@	Regeneron Pharmaceuticals, Inc.	201,393
7,900	@	Salix Pharmaceuticals Ltd.	308,337
50,300	@	Savient Pharmaceuticals, Inc.	633,780

39,700	@	Seattle Genetics, Inc.	476,003
38,770	@	Sirona Dental Systems, Inc.	1,350,747
10,366	@	SonoSite, Inc.	281,022
35,100		Steris Corp.	1,090,908
26,100		Universal Health Services, Inc.	995,715
40,173	@, L	Vanda Pharmaceuticals, Inc.	265,544
119,322	@, L	Vical, Inc.	369,898
24,900	@, L	Vivus, Inc.	239,040
			28,071,764
		Industrials: 16.3%
67,848		Actuant Corp.	1,277,578
29,100		Acuity Brands, Inc.	1,058,657
24,900	@	Allegiant Travel Co.	1,062,981
15,696	@	Clean Harbors, Inc.	1,042,371
30,835		Diamond Management & Technology Consultants, Inc.	317,909
28,375	@	EnPro Industries, Inc.	798,756
47,800	@	Genesee & Wyoming, Inc.	1,783,418
60,700	@, L	Geo Group, Inc.	1,259,525
25,596		Gorman-Rupp Co.	641,180
68,300	@	Hexcel Corp.	1,059,333
48,000	L	Knight Transportation, Inc.	971,520
29,300	@	Moog, Inc.	944,339
18,192		Nordson Corp.	1,020,207
36,700		Simpson Manufacturing Co., Inc.	900,985
51,900	@	SYKES Enterprises, Inc.	738,537
29,600	@	Teledyne Technologies, Inc.	1,141,968
27,727		Towers Watson & Co.	1,077,194
15,800		Triumph Group, Inc.	1,052,754
39,400	@	TrueBlue, Inc.	440,886
34,809	@	Waste Connections, Inc.	1,214,486
30,900		Watsco, Inc.	1,789,728
47,200		Woodward Governor Co.	1,205,016
			22,799,328
		Information Technology: 25.4%
24,338	@	Ansys, Inc.	987,393
9,200	@	Aspen Technology, Inc.	100,188
68,540	L	Blackbaud, Inc.	1,492,116
44,200	@, L	Blackboard, Inc.	1,649,986
9,704	@	Blue Coat Systems, Inc.	198,253
21,200	@	CACI International, Inc.	900,576
58,500		Cognex Corp.	1,028,430
39,000	@	CommScope, Inc.	927,030
50,000	@	Commvault Systems, Inc.	1,125,000
92,200	@, L	Compellent Technologies, Inc.	1,117,464
32,900	@	Comtech Telecommunications	984,697
4,051	@	Convio, Inc.	29,734
68,500	@	EPIQ Systems, Inc.	885,705
37,593	@	Flir Systems, Inc.	1,093,580
70,662	@, L	Formfactor, Inc.	763,150
63,900	@, L	Fortinet, Inc.	1,050,516
21,600		Global Payments, Inc.	789,264
44,400	@	Informatica Corp.	1,060,272
168,400	@	Integrated Device Technology, Inc.	833,580
87,511	@	Mentor Graphics Corp.	774,472
38,821	@, L	Meru Networks, Inc.	460,417
33,700	@	Micros Systems, Inc.	1,074,019
51,933	@	MKS Instruments, Inc.	972,186
52,000	@	Monolithic Power Systems, Inc.	928,720
17,409		National Instruments Corp.	553,258
40,400	@	Netscout Systems, Inc.	574,488
84,200	@	ON Semiconductor Corp.	537,196
99,500	@	Parametric Technology Corp.	1,559,165
41,500		Pegasystems, Inc.	1,332,565
25,400	@	Plexus Corp.	679,196
31,300	@	Polycom, Inc.	932,427
25,500	@	Scansource, Inc.	635,715
89,400	@	Semtech Corp.	1,463,478
13,603		Solera Holdings, Inc.	492,429
63,188	@	Sourcefire, Inc.	1,200,572
4,700	@	Sybase, Inc.	303,902
32,000	@	SYNNEX Corp.	819,840
83,700	@	Tekelec	1,108,188
92,800	@	THQ, Inc.	400,896
112,124	@	Verigy Ltd.	974,358
42,800	@	Websense, Inc.	808,920
			35,603,341
		Materials: 3.2%
25,100		Albemarle Corp.	996,721
57,200		Commercial Metals Co.	756,184
21,300		Minerals Technologies, Inc.	1,012,602
59,036		Silgan Holdings, Inc.	1,675,442
			4,440,949
		Telecommunication Services: 1.1%
43,628		Alaska Communications Systems Group, Inc.	370,402
34,600	@	SBA Communications Corp.	1,176,746
			1,547,148
		Utilities: 0.6%
5,700		CH Energy Group, Inc.	223,668
18,698		Unisource Energy Corp.	564,306

				787,974
		Total Common Stock (Cost $130,766,658)		133,409,443

REAL ESTATE INVESTMENT TRUSTS:2.4%
		Financials: 2.4%
17,200	L	Digital Realty Trust, Inc.		992,096
21,200		Mid-America Apartment Communities, Inc.		1,091,164
31,300		Tanger Factory Outlet Centers, Inc.		1,295,194

		Total Real Estate Investment Trusts (Cost $2,886,317)		3,378,454

EXCHANGE-TRADED FUNDS:1.2%
		Exchange-Traded Funds: 1.2%
25,207		iShares Russell 2000 Growth Index Fund		1,678,282

		Total Exchange-Traded Funds (Cost $1,814,613)		1,678,282

		Total Long-Term Investments (Cost $135,467,588)		138,466,179

SHORT-TERM INVESTMENTS:10.0%
		Affiliated Mutual Fund: 1.4%
1,988,000		ING Institutional Prime Money Market Fund - Class I		1,988,000

		Total Mutual Fund (Cost $1,988,000)		1,988,000

Principal Amount
		Securities Lending Collateral(cc): 8.6%
$11,578,681		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		11,578,681
467,298	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		373,839

		Total Securities Lending Collateral (Cost $12,045,979)		11,952,520

		Total Short-Term Investments (Cost $14,033,979)		13,940,520

		Total Investments in Securities (Cost $149,501,567) *	108.8%	$152,406,699
		Other Assets and Liabilities - Net	(8.8)	(12,305,522)
		Net Assets	100.0%	$140,101,177

	@	Non-income producing security
	(cc)	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	*	Cost for federal income tax purposes is
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$12,305,635
		Gross Unrealized Depreciation	(9,400,503)
		Net Unrealized Appreciation	$2,905,132

See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2010